PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset)
Employer contributions	$ 28.5
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	1,345.7	$ 1,217.3
Actual return on plan assets	122.9	155.9
Employer contributions	26.8	31.6
Plan participants' contributions	10.5	10.0
Administrative fees	(2.4)	(2.4)
Benefits and settlements paid	(63.5)	(66.7)
Fair value of plan assets at the end of the year	1,440.0	1,345.7
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Employer contributions	1.7	1.6
Benefits and settlements paid	$ (1.7)	$ (1.6)